Intangible Assets Other than Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL, NET
Summary of Intangible Assets

	Balance as of
	12-31-2018	12-31-2017
Intangible Assets, Net	ThCh$	ThCh$
Easements and water rights	5,664,621	6,338,591
Computer software	17,792,405	9,242,490
Other identifiable intangible assets	453,951	3,026,892
Total	23,910,977	18,607,973

	Balance as of
	12-31-2018	12-31-2017
Intangible Assets, Gross	ThCh$	ThCh$
Easements and water rights	6,281,675	6,920,897
Computer software	39,370,957	24,658,245
Other identifiable intangible assets	3,212,927	5,762,166
Total	48,865,559	37,341,308

	Balance as of
	12-31-2018	12-31-2017
Accumulated Amoritzation and Impairment	ThCh$	ThCh$
Easements and water rights	(617,054)	(582,306)
Computer software	(21,578,552)	(15,415,755)
Other identifiable intangible assets	(2,758,976)	(2,735,274)
Total	(24,954,582)	(18,733,335)

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

			Other
			Identifiable
	Easements and	Computer	Intangible	Intangible
	Water Rights	Software	Assets, Net	Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018	6,338,591	9,242,490	3,026,892	18,607,973
Changes in identifiable intangible assets
Increases other than those from business combinations	2,721	11,231,076	—	11,233,797
Increase (decrease) from net foreign exchange differences, net	—	(143)	—	(143)
Amortization	—	(6,255,236)	(2,130)	(6,257,366)
Increases (decreases) from transfers and other changes	—	2,571,157	(2,571,157)	—
Increases (decreases) from transfers	—	2,571,157	(2,571,157)	—
Disposals and withdrawals from service	(509,981)	—	—	(509,981)
Disposals	(509,981)	—	—	(509,981)
Increases (decreases)	(166,710)	1,003,061	—	836,351
Argentine companies hyperinflation	—	—	346	346
Total changes in identifiable intangible assets	(673,970)	8,549,915	(2,572,941)	5,303,004
Closing Balance as of December 31, 2018	5,664,621	17,792,405	453,951	23,910,977

			Other
			Identifiable
	Easements and	Computer	Intangible	Intangible
	Water Rights	Software	Assets, Net	Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017	6,043,003	10,189,162	3,034,709	19,266,874
Changes in identifiable intangible assets
Increases other than those from business combinations	295,588	2,179,883	—	2,475,471
Increase (decrease) from net foreign exchange differences, net	—	—	(114)	(114)
Amortization	—	(3,126,555)	(7,703)	(3,134,258)
Increases (decreases) from transfers and other changes	—	—	—	—
Increases (decreases) from transfers	—	—	—	—
Disposals and withdrawals from service	—	—	—	—
Disposals (*)	—	—	—	—
Increases (decreases)	—	—	—	—
Argentine companies hyperinflation	—	—	—	—
Total changes in identifiable intangible assets	295,588	(946,672)	(7,817)	(658,901)
Closing Balance as of December 31, 2017	6,338,591	9,242,490	3,026,892	18,607,973

			Other
			Identifiable
	Easements and	Computer	Intangible	Intangible
	Water Rights	Software	Assets, Net	Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2016	8,052,525	12,373,049	479,852	20,905,426
Changes in identifiable intangible assets
Increases other than those from business combinations	540,052	—	2,571,273	3,111,325
Increase (decrease) from net foreign exchange differences, net	—	—	2,897	2,897
Amortization (*)	—	(2,183,887)	(18,961)	(2,202,848)
Increases (decreases) from transfers and other changes	352	—	(352)	—
Increases (decreases) from transfers	352	—	(352)	—
Disposals and withdrawals from service	(2,549,926)	—	—	(2,549,926)
Disposals	(2,549,926)	—	—	(2,549,926)
Total changes in identifiable intangible assets	(2,009,522)	(2,183,887)	2,554,857	(1,638,552)
Closing Balance as of December 31, 2016	6,043,003	10,189,162	3,034,709	19,266,874